Variable Interest Entities	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

Note M – Variable Interest Entities

We, through a wholly owned subsidiary of the Operating Company, own a 51.0% beneficial interest in MVP St. Louis Cardinal Lot, DST, a Delaware Statutory Trust (“MVP St. Louis”). MVP St. Louis is the owner of a 2.56-acre, 376-vehicle commercial parking lot, known as the Cardinal Lot.

MVP St. Louis is considered VIE and we conclude that it is the primary beneficiary since the power to direct the activities that most significantly impact the economic performance of MVP St. Louis was held by MVP Parking DST, LLC (the “Manager”) and certain subsidiaries of the Manager, which is controlled by Mr. Chavez.

As a result, we consolidate its investment in MVP St. Louis and MVP St. Louis Cardinal Lot Master Tenant, LLC, which had total assets of approximately $13.0 and $12.6 million (substantially all real estate investments) and liabilities of approximately $6.6 and $6.2 million (substantially all mortgage debt) as of December 31, 2023 and 2022, respectively.